Income Taxes - Deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Stock-based compensation	$ 1,426,602	$ 1,295,841
PP&E and other accrued liabilities	571,006	244,638
Intangibles	1,588,365	1,763,151
Warrant revaluation	0	0
Tax loss carry forward	26,736,219	22,913,429
Valuation allowance	(30,322,192)	(26,217,059)
Deferred tax assets/liabilities	$ 0	$ 0